Provisions_Details of provisions (Details) $ in Thousands, ₩ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2018 USD ($)
Disclosure of other provisions [Line Items]
Provisions		₩ 386,374	₩ 410,470	$ 347,521
Asset retirement obligation
Disclosure of other provisions [Line Items]
Provisions		67,458	61,872
Provision for guarantee
Disclosure of other provisions [Line Items]
Provisions	[1]	₩ 106,827	₩ 183,247
Description of nature of provisions for guarantee	[1]	Provision for guarantee includes provision for financial guarantee of 54,896 million Won and 71,697 million Won as of June 30, 2018 and December 31, 2017, respectively.	Provision for guarantee includes provision for financial guarantee of 66,953 million Won and 71,697 million Won as of March 31, 2018 and December 31, 2017, respectively.
Provision for financial guarantee contract	[1]	₩ 54,896	₩ 71,697
Provision for unused commitments
Disclosure of other provisions [Line Items]
Provisions		101,874	66,115
Provisions for customer reward credits
Disclosure of other provisions [Line Items]
Provisions		46,735	40,445
Other provisions
Disclosure of other provisions [Line Items]
Provisions	[2]	₩ 63,480	₩ 58,791
Description of nature of miscellaneous other provisions	[2]	Other provisions consist of provision for litigation and others.	Other provisions consist of provision for litigation and others.

[1]	Provisions for guarantees includes provision for financial guarantee of 54,896 million Won and 71,697 million Won as of June 30, 2018 and December 31, 2017, respectively.
[2]	Other provisions consist of provision for litigation and others.